Long term bank debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2015 Total	Current	Non-current	2014 Total	Current	Non-current
Royal Bank of Scotland - Revolving Credit facility	$-	$-	$-	$98,700	$6,000	$92,700
Royal Bank of Scotland - Term Loan	144,687	15,376	129,311	-	-	-
less unamortized deferred financing costs	(2,009)	(479)	(1,530)	(402)	(196)	(206)
Total bank debt, net of unamortized deferred financing costs	$142,678	$14,897	$127,781	$98,298	$5,804	$92,494

Schedule of maturities of Long-term Debt [Table Text Block]
Period	Principal Repayment
January 1, 2016 to December 31, 2016	$15,376
January 1, 2017 to December 31, 2017	15,376
January 1, 2018 to December 31, 2018	15,376
January 1, 2019 to December 31, 2019	15,376
January 1, 2020 to December 31, 2020	15,376
January 1, 2021 and thereafter	67,807
Total	$144,687